Document and Entity Information	Jun. 06, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	Modiv Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40814
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	120 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	888
Local Phone Number	686-6348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001645873
Common Class C [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	MDV.PA
Security Exchange Name	NYSE